Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 7 — Inventory:

	December 31,
	2021	2020
	U.S. dollars in thousands
Finished product	1,210	—
	1,210	—

Please see Note 2 (m) for further details regarding transfer of property and equipment to inventory